Other Costs (Tables)	12 Months Ended
Dec. 31, 2012
Other Costs [Abstract]
Schedule of Other Costs
Other costs consisted of the following:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Impairment of intangibles	$17.6	$–	$–
International pension settlement costs	6.6	–	–
Indemnity settlement with BP Exploration and Production Inc. (see Note 19)	–	82.5	–
BOP litigation costs	2.5	60.7	12.5
Acquisition integration costs	13.2	–	22.0
Costs associated with retiring the 2.5% convertible debentures	–	14.5	–
Mark-to-market impact on currency derivatives not designated as accounting hedges	(15.7)	9.3	–
Joint venture formation costs	2.7	–	–
Severance, restructuring and other costs	6.6	10.4	12.7

Total other costs	$33.5	$177.4	$47.2